Financial risk management - Liquidity Risk - Estimated future cash flow (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	$ 3,685,310	$ 2,982,382
Minimum
Maturity analysis of financial instruments
Cash flow projection period for liquidity measurement and monitoring	12 months
Loans and financings
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 2,648,661	1,886,578
Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	25,689	34,384
Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	26,874	21,818
Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	370,122	414,080
Confirming payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	145,295	82,770
Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	56,107	58,913
Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	4,557	6,662
Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	561	834
Asset retirement obligations
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	377,900	437,410
Use of public assets
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	29,544	38,933
Less than 1 year
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	847,068	700,558
Less than 1 year | Loans and financings
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	214,614	91,511
Increase (decrease) in financial liabilities	123,103
Less than 1 year | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	15,999	17,903
Less than 1 year | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	5,390	8,272
Less than 1 year | Trade payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	370,122	414,080
Less than 1 year | Confirming payables
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	145,295	82,770
Less than 1 year | Salaries and payroll charges
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	56,107	58,913
Less than 1 year | Dividends payable
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	4,557	6,662
Less than 1 year | Asset retirement obligations
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	33,714	19,001
Less than 1 year | Use of public assets
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,270	1,446
Between 1 and 3 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	551,325	437,681
Between 1 and 3 years | Loans and financings
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	484,579	342,095
Between 1 and 3 years | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	9,690	16,361
Between 1 and 3 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	51	6,918
Between 1 and 3 years | Related parties
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	561	834
Between 1 and 3 years | Asset retirement obligations
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	53,501	68,296
Between 1 and 3 years | Use of public assets
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	2,943	3,177
Between 3 and 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	556,164	697,657
Between 3 and 5 years | Loans and financings
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	459,215	610,750
Between 3 and 5 years | Lease liabilities
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows		120
Between 3 and 5 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	21,374	6,577
Between 3 and 5 years | Asset retirement obligations
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	70,444	76,629
Between 3 and 5 years | Use of public assets
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	5,131	3,581
Over 5 years
Maturity analysis of financial instruments
Financial liabilities, undiscounted cash flows	1,730,753	1,146,486
Over 5 years | Loans and financings
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	1,490,253	842,222
Over 5 years | Derivative financial instruments
Maturity analysis of financial instruments
Derivative financial liabilities, undiscounted cash flows	59	51
Over 5 years | Asset retirement obligations
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	220,241	273,484
Over 5 years | Use of public assets
Maturity analysis of financial instruments
Non-derivative financial liabilities, undiscounted cash flows	$ 20,200	$ 30,729